Fair Value Measurements - Summary of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair Value, Measurements, Recurring [member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	$ 1,604	$ 1,157
Total assets at fair value	66,108	134,249
Foreign currency forward	(68)
Accrued earnout liability	(2,924)	(3,765)
Total financial Liabilities	(2,992)	(3,765)
Money market funds [member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	41,830	88,061
Time deposits [member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	22,674	45,031
Level 1 [member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	64,504	133,092
Level 1 [member] | Money market funds [member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	41,830	88,061
Level 1 [member] | Time deposits [member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	22,674	45,031
Level 2 [member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	1,604	1,157
Total assets at fair value	1,604	1,157
Foreign currency forward	(68)
Total financial Liabilities	(68)
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Accrued earnout liability	(2,924)	(3,765)
Total financial Liabilities	$ (2,924)	$ (3,765)